Pension and Other Postretirement Benefits - Defined Benefit Plan Assumptions Used to Calculate Net Periodic Benefit Cost (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Discount rate	2.80%	2.70%	3.60%
Expected long - term return on plan assets	6.40%	6.30%	6.90%
Other Postretirement Benefits Plan
Defined Benefit Plan Disclosure [Line Items]
Discount rate	2.10%	2.80%	3.30%
Expected long - term return on plan assets	6.40%	5.80%	5.70%
Health care trend rate assumed for next year	5.80%	6.00%	6.50%
Ultimate health care trend rate	4.50%	4.50%	4.50%
Supplemental Employee Retirement Plan
Defined Benefit Plan Disclosure [Line Items]
Discount rate	2.40%	2.40%	3.50%